Nature of operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Nature Of Operations [Abstract]
Nature of operations [Text Block]

1)      Nature of operations

The Company is a producer and supplier of high-quality vanadium products, which are sourced from one of the world's highest-grade vanadium deposits at the Company's Maracás Menchen Mine located in Brazil. The Company is also focused on the advancement of renewable energy storage solutions through Largo Clean Energy and its vanadium redox flow battery technology. The Company is in the process of vertically integrating its vanadium production operations with its vanadium redox flow battery technology. While the Company's Maracás Menchen Mine has reached commercial production, future changes in market conditions and feasibility estimates could result in the Company's mineral resources not being economically recoverable.

On November 8, 2021, the Company changed its legal name from Largo Resources Ltd. to Largo Inc.

The Company is a corporation governed by the Business Corporations Act (Ontario) and domiciled in Canada whose shares are listed on the Toronto Stock Exchange ("TSX") and on the Nasdaq Stock Market ("Nasdaq"). The head office, principal address and records office of the Company are located at 55 University Avenue, Suite 1105, Toronto, Ontario, Canada M5J 2H7.